GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill Details Narrative
Write-down of goodwill				$ 19,425,346